General and Administrative (Details) - Schedule of General and Administrative - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of General and Administrative [Abstract]
Professional fees	$ 913,829	$ 772,572	$ 584,055
Wages and benefits	1,129,475	707,625	530,912
Director fees	473,600	373,417	108,281
Travelling expenses	24,829	8,368	4,979
Depreciation of property and equipment	3,184	2,887	64,977
Depreciation of right of use assets	85,631	85,476	90,327
Meals and entertainment	82,019	117,577	1,784
Share-based compensation	753,685	1,045,315	1,468,800
Office expenses	11,550	40,410	77,095
Insurance costs	205,360	231,128	260,213
Consultancy fee	266,596
IT expenses	184,407
Other	120,554	151,317	47,541
Total	$ 4,254,719	$ 3,536,092	$ 3,238,964